Related Party Transactions (Narrative) (Details)							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 QIAGEN Finance USD ($)	Dec. 31, 2012 QIAGEN Finance USD ($)	Dec. 31, 2013 QIAGEN Euro Finance USD ($)	Dec. 31, 2012 QIAGEN Euro Finance USD ($)	Dec. 31, 2011 Former Chief Executive Officer USD ($)	Dec. 31, 2011 Former Chief Executive Officer EUR (€)
Related Party Transaction [Line Items]
Percentage of interest in a joint venture company			100.00%		100.00%
Notes payable to related parties			$ 145,000,000	$ 145,000,000	$ 300,000,000	$ 300,000,000
Accrued interest on loans payable to related parties			4,300,000	4,400,000	2,600,000	2,600,000
Accounts receivable from related parties	5,680,000	2,651,000	3,400,000	3,400,000	1,300,000	1,300,000
Related party daily consulting fee								2,750
Fees paid to related parties							100,000
Due to affiliate, current	7,700,000
Due to affiliate, providing achievement of certain milestones	$ 2,000,000